Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill

The changes in the carrying amount of goodwill from Melana reporting unit and Tri-Global reporting unit are as follows:

	Melana	Tri-Global	Total
Balance as of December 31, 2021	$528,665	$464,021	$992,686
Foreign currency translation adjustment	(11,427)	(10,030)	(21,457)
Impairment	(517,238)	(453,991)	(971,229)
Balance as of December 31, 2022	$-	$-	$-